LICENSE ASSET (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 9,000	¥ 9,000	$ 1.2
License fee paid or payable under publishing license agreement				¥ 18,000
License authorization period		5 years	5 years
License fees retrieved	¥ 9,000
Scenario after close beta testing date
Finite-Lived Intangible Assets [Line Items]
License fee paid or payable under publishing license agreement		¥ 9,000